SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Growth Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF MLP & Energy Infrastructure Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
The following disclosure is added under the “SALES CHARGE WAIVERS AND DISCOUNTS AVAILABLE THROUGH INTERMEDIARIES” sub-section under the “APPENDIX B” section of each fund’s prospectus.
EDWARD D. JONES & CO., L.P.’S (“EDWARD JONES”) – REDUCTIONS IN SALES CHARGES, SALES CHARGE WAIVERS, AND OTHER IMPORTANT POLICIES
Effective on or about May 11, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of DWS Funds or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance.
Front-end Sales Charge Discounts on Class A Shares Available at Edward Jones: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints
■	Breakpoints as described in the prospectus.
Rights of Accumulation (ROA)
■	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of DWS Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.
■	ROA is determined by calculating the higher of cost or market value (current shares x NAV).
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Letter of Intent (LOI)
■	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
Front-end Sales Charge Waivers on Class A Shares Available at Edward Jones
Class A front-end sales charges are waived for the following shareholders and in the following situations:
■	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.
■	Shares purchased in an Edward Jones fee-based program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier by and at the discretion of Edward Jones.
Contingent Deferred Sales Charge (CDSC) Waivers on Class A and C Shares Available at Edward Jones
If the shareholder purchases Class A or Class C shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■	The death or disability of the shareholder.
■	Systematic withdrawals with up to 10% per year of the account value.
■	Return of excess contributions from an Individual Retirement Account (IRA).
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on applicable IRA regulations.
■	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■	Shares exchanged in an Edward Jones fee-based program.
■	Shares acquired through NAV reinstatement.
Other Important Policy Information
Minimum Purchase Amounts for Class A and Class C Shares
■	$250 initial purchase minimum
■	$50 subsequent purchase minimum
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■	A fee-based account held on an Edward Jones platform.
■	A 529 account held on an Edward Jones platform.
■	An account with an active systematic investment plan or letter of intent (LOI).
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Changing Share Classes
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
OPPENHEIMER & CO. INC.’S CLASS A AND C SALES CHARGE WAIVERS AND DISCOUNTS
Effective on or about June 1, 2020, shareholders purchasing fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge (“CDSC”) waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at OPCO
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
■	Shares purchased by or through a 529 Plan.
■	Shares purchased through an OPCO affiliated investment advisory program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
■	A shareholder in the fund’s Class C shares will have their shares converted by OPCO at net asset value to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.
■	Employees and registered representatives of OPCO or its affiliates and their family members.
■	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.
CDSC Waivers on Class A and C Shares Available at OPCO
■	Death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus.
■	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.
■	Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■	Breakpoints as described in this prospectus.
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent as described in this prospectus.

The following replaces similar disclosure under the “SALES CHARGE WAIVERS AND DISCOUNTS AVAILABLE THROUGH INTERMEDIARIES” sub-section under the “APPENDIX B” section of each fund’s prospectus.
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Merrill Lynch Class A and C Sales Charge Waivers and Discounts
Shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in each fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
■	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).
■	Shares purchased through a Merrill Lynch affiliated investment advisory program.
■	Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.
■	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■	Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
■	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.
■	Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
CDSC Waivers on Class A and C Shares Available at Merrill Lynch
■	Death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.
■	Shares acquired through a right of reinstatement.
■	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).
■	Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■	Breakpoints as described in this prospectus.
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).
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Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Each Entity’s Affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in each fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James
■	Shares purchased in an investment advisory program.
■	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■	A shareholder in the fund’s Class C shares will have their shares converted by Raymond James at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and C Shares Available at Raymond James
■	Death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■	Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■	Breakpoints as described in this prospectus.
■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Please Retain This Supplement for Future Reference
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